Stock-Based Compensation - Summary of Total stock-based compensation expense (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock Based Compensation [Line Items]
Stock-based compensation expense	$ 2,660	$ 2,766	$ 3,741	$ 3,543
Cost of revenues [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense	267	77	104	128
Research and development [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense	284	331	447	622
Selling and marketing [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense	0	63	85	233
General and administrative [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense	$ 2,109	$ 2,295	$ 3,105	$ 2,560